INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 1,138,173	€ 979,290
Intangible assets, ending balance	1,307,388	1,138,173	€ 979,290
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,236,974	2,852,199
Additions	456,894	384,827
Divestitures	(1,312)
Reclassifications	0	0
Translation differences and other movements	9	(52)
Intangible assets, ending balance	3,692,565	3,236,974	2,852,199
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2,098,801)	(1,872,909)
Amortization	286,376	225,892	208,685
Intangible assets, ending balance	(2,385,177)	(2,098,801)	(1,872,909)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,107,141
Intangible assets, ending balance	1,264,467	1,107,141
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	744,872	630,079
Intangible assets, ending balance	824,693	744,872	630,079
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,065,450	1,803,993
Additions	270,329	261,457
Divestitures	(962)
Reclassifications	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	2,334,817	2,065,450	1,803,993
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,320,578)	(1,173,914)
Amortization	189,546	146,664
Intangible assets, ending balance	(1,510,124)	(1,320,578)	(1,173,914)
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	362,269	308,395
Intangible assets, ending balance	439,774	362,269	308,395
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	862,015	760,333
Additions	146,039	101,682
Divestitures	(350)
Reclassifications	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	1,007,704	862,015	760,333
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(499,746)	(451,938)
Amortization	68,184	47,808
Intangible assets, ending balance	(567,930)	(499,746)	(451,938)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	26,047	35,250
Intangible assets, ending balance	32,384	26,047	35,250
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	257,889	237,597
Additions	30,566	17,151
Divestitures	0
Reclassifications	2,924	3,200
Translation differences and other movements	0	(59)
Intangible assets, ending balance	291,379	257,889	237,597
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(231,842)	(202,347)
Amortization	27,153	29,495
Intangible assets, ending balance	(258,995)	(231,842)	(202,347)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,985	5,566
Intangible assets, ending balance	10,537	4,985	5,566
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	51,620	50,276
Additions	9,960	4,537
Divestitures	0
Reclassifications	(2,924)	(3,200)
Translation differences and other movements	9	7
Intangible assets, ending balance	58,665	51,620	50,276
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(46,635)	(44,710)
Amortization	1,493	1,925
Intangible assets, ending balance	€ (48,128)	€ (46,635)	€ (44,710)